DWS RREEF Real Assets Fund Expense Example, No Redemption - DWS RREEF Real Assets Fund	Jul. 27, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 685
Expense Example, No Redemption, 3 Years	945
Expense Example, No Redemption, 5 Years	1,225
Expense Example, No Redemption, 10 Years	2,021
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	620
Expense Example, No Redemption, 5 Years	1,073
Expense Example, No Redemption, 10 Years	2,141
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	143
Expense Example, No Redemption, 3 Years	498
Expense Example, No Redemption, 5 Years	878
Expense Example, No Redemption, 10 Years	1,944
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	287
Expense Example, No Redemption, 5 Years	498
Expense Example, No Redemption, 10 Years	1,108
INST Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	308
Expense Example, No Redemption, 5 Years	543
Expense Example, No Redemption, 10 Years	1,216
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	333
Expense Example, No Redemption, 5 Years	583
Expense Example, No Redemption, 10 Years	$ 1,299